Financial risk management (Details 3) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	$ 1,755,227	$ 1,259,908
Less than 3 months [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	588,042	344,681
From 3 months to 1 year [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	140,019	207,919
From 2 to 5 years [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	277,945	351,303
Trade and other payables [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	1,287,752	1,053,016
Trade and other payables [Member] | Less than 3 months [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	488,492	344,681
Trade and other payables [Member] | From 3 months to 1 year [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	127,039	97,593
Trade and other payables [Member] | From 2 to 5 years [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	277,945	351,303
Borrowing [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	467,475	206,892
Borrowing [Member] | Less than 3 months [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	99,550
Borrowing [Member] | From 3 months to 1 year [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	12,980	110,326
Borrowing [Member] | From 2 to 5 years [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities
Borrowing [Member] | No deadline [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities
Borrowing [Member] | From 1 to 2 years [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	354,945	96,566
No deadline [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	353,726	218,480
No deadline [Member] | Trade and other payables [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	353,726	218,480
From 1 to 2 years [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	395,495	137,525
From 1 to 2 years [Member] | Trade and other payables [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	$ 40,550	$ 40,959